SCHEDULE OF NUMBER OF UNVESTED SHARES (Details) (Parenthetical)			12 Months Ended
	Jan. 27, 2025 $ / shares	Jan. 23, 2025 $ / shares	Mar. 31, 2026 $ / shares shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares
Notes and other explanatory information [abstract]
Weighted average share price, recapitalized				$ 2.746	$ 2.998
Weighted average share price				$ 2.098
Weighted average share price	$ 4.10	$ 4.10	$ 0.67
Weighted average post share consolidation | shares			5.39
Weighted average remaining contractual life			1 year 1 month 13 days	2 years 6 months 25 days	7 months 17 days
Outstanding share options			0.00005
Weighted average fair value of option granted			$ 60.5	$ 2.098	$ 3.685